Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

7. Debt

Note Payable

In June 2015, the Company entered into a loan and security agreement, as amended, (“Agreement”) with a commercial bank. The Agreement allowed for borrowings of up to $3.5 million. Outstanding borrowings under the Agreement bore interest at the prime rate of interest plus 0.5%, or 3.62% at December 31, 2020. This note payable was paid in full in March 2021 with the proceeds from the Loan Agreement and the restriction on the Company’s cash was lifted. Prior to repayment, the Company was required to maintain at least $2.0 million in an account with and under the control of the commercial bank, that reduced in line with the loan balance once the loan balance declined below $2.0 million. As of December 31, 2020, the outstanding balance due on the note payable was $2.9 million.

Outstanding borrowings under the Agreement were secured by substantially all assets of the Company, and the Company was required to maintain certain financial and non-financial covenants. The Company was in compliance with all covenants at December 31, 2020.

In October 2018, in connection with the issuance of Series A convertible preferred stock (Note 8), the Company cancelled warrants previously issued to the commercial bank and issued in its place warrants to purchase 234 and 91 shares of common stock. The warrants have an exercise price of $96.24 per share and $106.17 per share, are immediately exercisable and expire in June 2025 and July 2027, respectively.

Subordinated Note Payable

In May 2017, the Company entered into a loan and security agreement, as amended, (“Sub Agreement”) with a lending institution for borrowings of up to $10.0 million. Outstanding borrowings under the Sub Agreement bore interest at the rate of 12% per year. Pursuant to the Sub Agreement, a final payment of $0.7 million was payable at the maturity date in April 2023. The Company recorded the final payment as both a discount and an increase to the principal amount of the debt. The Company also capitalized certain lender and legal costs associated with the Sub Agreement totaling $0.3 million, which were recorded as a discount to the Sub Agreement. The aggregate discount of $1.2 million was being amortized to interest expense over the repayment term of the Sub Agreement. At December 31, 2020, the remaining unamortized discount was $0.2 million. The Company amortized $34,000 and $36,000 of the discount to interest expense during the three months ended March 31, 2021 and 2020, respectively. Borrowings under the Sub Agreement were paid in full in March 2021 with the proceeds from the Loan Agreement. As a result, the Company recorded a loss on debt extinguishment within interest expense totaling $0.2 million, which includes writing off the remaining unamortized debt discount of $0.2 million plus lender fees paid to extinguish the debt.

Outstanding borrowings under the Sub Agreement were collateralized by substantially all assets of the Company and were subordinate to any outstanding borrowings under the Agreement. Borrowings under the Sub Agreement were subject to certain financial and non-financial covenants. The Company was in compliance with all covenants at December 31, 2020.

Paycheck Protection Program (PPP Loan)

On April 11, 2020, the Company entered into an original loan agreement with East West Bank as the lender for a loan in an aggregate principal amount of $2.2 million (“PPP Loan”) pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and implemented by the U.S. Small Business Administration. The PPP Loan matures in two years and bears interest at a rate of 1% per year, with all payments deferred through the six-month anniversary of the date of the PPP Loan. Principal plus accrued unpaid interest is to be paid in one payment two years after the date of this note and may be prepaid by the Company at any time prior to maturity without penalty. The Company may apply for forgiveness of amounts due under the PPP Loan, with the amount of potential loan forgiveness to be calculated in accordance with the requirements of the CARES Act based on payroll costs, any mortgage interest payments, any covered rent payments and any covered utilities payments during the 8-24 week period after the origination date of the Loan. The Company used proceeds of the Loan for payroll and other qualifying expenses. As of June 30, 2021, the outstanding balance on the PPP Loan was $2.2 million and has been classified as a long-term liability in notes payable in the accompanying condensed consolidated balance sheet.

On November 19, 2020, the Company applied for forgiveness of the full principal amount. On August 9, 2021, the Company received notification that the full amount of the PPP Loan and accrued interest was forgiven.

Loan and Security Agreement

On March 25, 2021, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Eastward Fund Management, LLC, as the lender (“Lender”) to establish a loan facility which provides for borrowings in the aggregate principal amount of up to $17.0 million, which are available to be drawn in two tranches. The first tranche of $15.0 million was funded on March 31, 2021. The second tranche of $2.0 million is available, at the Company’s request, between October 30, 2021 and November 30, 2021, provided the Company achieves at least $6,000,000 in revenue and a maximum EBITDA loss of $4,800,000 in each case for the third fiscal quarter of 2021. Outstanding borrowings under the Loan Agreement are secured by a first priority lien on substantially all of the personal property assets of the Company, including the Company’s intellectual property. The Company is required to pay only interest during the first 18 months after funding of the tranche and thereafter, the Company shall repay such loan amount in 30 consecutive equal monthly installments of principal plus accrued interest. The loan facility bears an annual interest rate of the prime rate as published in the Wall Street Journal, subject to a floor 3.25%, plus 8.75%. On the final repayment date, Company is also obligated to pay a final payment fee equal to seven and one-half percent (7.5%) of the amount of the applicable advance.

As of June 30, 2021, the outstanding balance on the loan has been classified as a long-term liability in the loan payable in the accompanying condensed consolidated balance sheet.

At June 30, 2021, the future minimum payments required under the Loan Agreement, including the final payment, are as follows as of (in thousands):

(in thousands)
2021 (remaining six months)	$—
2022	1,500
2023	6,000
2024	6,000
2025	1,500
15,000
End of term charge	1,125
16,125
Less unamortized debt discount	(1,596)
Loan Agreement borrowing net of discount	14,529
Less current portion	—
Loan Agreement borrowings, non-current portion	$14,529

In connection with the Loan Agreement, the Company issued the Lender warrants with a fair value of $0.4 million, which was recorded as a discount to the loan, to purchase up to 346,500 shares (increasing to 392,700 shares upon funding of the second tranche) of common stock that were immediately vested upon funding with an exercise price of $3.00 per share and a term of the earlier of i) March 24, 2031 and ii) the third anniversary of the Company’s listing on Nasdaq. The warrants also provide that any shares issued pursuant to the warrants are entitled to the registration rights afforded to holders of the Company’s stock, all as set forth in those certain outstanding Registration Rights Agreement dated as of October 5, 2020.

The Company recorded the final payment of $1.1 million as both a discount and an increase to the principal amount of the debt. The Company also capitalized certain lender and legal costs associated with the Loan Agreement totaling $0.2 million, which were recorded as a discount to the loan. The aggregate discount of $1.8 million is being amortized to interest expense over the repayment term of the Loan and Security Agreement. The Company amortized $0.1 million and $0.2 million of the discount to interest expense during the three months and six months ended June 30, 2021, respectively. At June 30, 2021, the remaining unamortized discount was $1.6 million.

The Company and Lender also entered into a Co-Investment Agreement, which grants to the Lender and its affiliates a right to purchase in the Company’s future private equity financings up to a total $3.0 million (if the Company only draws the first tranche) or $3.4 million (if the Company draws the second tranche) at the same per share purchase price and terms as other investors in such private equity financings.

7. Debt

Note Payable

In June 2015, the Company entered into a loan and security agreement (“Agreement”) with a commercial bank. The Agreement allowed for borrowings of up to $3,500,000. Outstanding borrowings under the Agreement bear interest at the prime rate of interest plus 0.5% (3.62% and 5.25% at December 31, 2020 and 2019, respectively). The Agreement initially required monthly interest- only payments through December 2016, followed by 30 equal payments of principal and interest beginning January 2017 through its maturity in June 2019. However, the Agreement was amended multiple times, most recently in December 2020 and January 2021 to change the principal payment from a lump sum payment at December 31, 2020 to a 12-month amortization starting January 31, 2021 and be fully repaid on December 31, 2021. The Company must maintain at least $2,000,000 in an account with and under the control of the commercial bank, that reduces in line with the loan balance once the loan balance declines below $2,000,000. As of December 31, 2020 and 2019, the outstanding balance due on the note payable is $2,893,667.

Outstanding borrowings under the Agreement are secured by substantially all assets of the Company, and the Company is required to maintain certain financial and non-financial covenants. The Company was in compliance with all covenants at December 31, 2020 and 2019.

In October 2018, in connection with the issuance of Series A convertible preferred stock (Note 8), the Company cancelled warrants previously issued to the commercial bank and issued in its place warrants to purchase 234 and 91 shares of common stock. The warrants have an exercise price of $96.24 per share and $106.17 per share, are immediately exercisable and expire in June 2025 and July 2027, respectively.

Subordinated Note Payable

In May 2017, the Company entered into a loan and security agreement (“Sub Agreement”) with a lending institution for borrowings of up to $10,000,000. At December 31, 2020 and 2019, outstanding borrowings under the Sub Agreement bear interest at the rate of 12% per year.

Outstanding borrowings under the Sub Agreement are collateralized by substantially all assets of the Company and are subordinate to any outstanding borrowings under the Agreement. Borrowings under the Sub Agreement are subject to certain financial and non-financial covenants. The Company was in compliance with all covenants at December 31, 2020 and 2019.

In August 2019, the Company amended the Sub Agreement (“Amended Sub Agreement”) to extend the interest-only period through December 2020 and the maturity date to April 2023. Following the interest-only period, the Amended Sub Agreement requires 28 equal payments of principal and interest through March 2023, and a final lump sum payment of outstanding principal and interest at maturity.

Pursuant to the Sub Agreement, a final payment of $650,000 is payable at the maturity date in April 2023. The Company recorded the final payment as both a discount and an increase to the principal amount of the debt. The Company also capitalized certain lender and legal costs associated with the Sub Agreement totaling $279,757, which were recorded as a discount to the Sub Agreement. The aggregate discount of $1,195,012 is being amortized to interest expense over the repayment term of the Sub Agreement. The Company amortized $105,739 and $327,138 of the discount to interest expense during the years ended December 31, 2020 and 2019, respectively. At December 31, 2020 and 2019, the remaining unamortized discount was $194,816 and $300,555, respectively.

In connection with the Sub Agreement, the Company issued a warrant to purchase 3,376 shares of Series A-2. The warrant had an exercise price of $148.10 per share, was immediately exercisable and was to expire in July 2027. At issuance, the fair value of the warrant was determined to be $265,255, which was recorded as a discount to the Sub Agreement and as a preferred stock warrant liability on the accompanying consolidated balance sheets.

In connection with an amendment to the Sub Agreement in May 2018, the warrant to purchase 3,376 shares of Series A-2 was terminated and a new warrant to purchase 12,576 shares of Series B convertible preferred stock (“Prior Series B Warrant”) was issued. Then, in October 2018, in connection with the “Pay-to-Play” financing the Company cancelled the outstanding Prior Series B Warrant and in replacement issued a warrant to purchase 100,712 shares of Series A-1 convertible preferred stock (“Series A-1 warrant”). The Series A-1 warrant had an exercise price of $4.76 per share, was immediately exercisable and was to expire in October 2028. In August 2019, in connection with the Amended Sub Agreement, the Company canceled the outstanding Series A-1 warrant and in replacement issued a warrant to purchase 580,383 shares of Series B convertible preferred stock. The warrant had an exercise price of $2.88 per share, is immediately exercisable and expires in September 2029. At the Effective Time of the Merger, the warrants to purchase shares of Series B convertible preferred stock were converted to warrants to purchase 580,383 shares of common stock at a price of $2.88 per share.

At December 31, 2020, the future minimum payments required under the Sub Agreement, including the final payment, are as follows as of:

Years ending December 31:
2021	$3,719,265
2022	4,190,960
2023	1,511,938
9,422,163
End of term charge	650,000
10,072,163
Less unamortized debt discount	(194,816)
Sub agreement borrowing net of discount	9,877,347
Less current portion	(3,719,265)
Sub agreement borrowings, non-current portion	$6,158,082

Convertible Promissory Notes

In August 2019, the Company issued convertible promissory notes to certain existing shareholders and received cash proceeds of $3,303,535. The notes accrued simple interest of 6% per year and, if not converted, were to mature in January 2020. All principal and interest were due at maturity. The convertible promissory notes contained a contingent beneficial conversion feature whereby the convertible promissory notes automatically convert to capital stock that is sold in a qualified financing that raises aggregate gross proceeds in excess of $14,700,000. The conversion price was 90% of the lowest selling price per share in the qualified financing. In September 2019, the Company completed a qualified financing (Note 8) and the principal amount plus $15,748 of accrued interest converted into 1,281,631 shares of Series B convertible preferred stock. In addition, the Company issued warrants to purchase up to 378,836 shares of Series B convertible preferred stock at a price of $2.88 per share with an initial aggregate fair value of $709,962 which are immediately exercisable and expire in September 2029. As a result of the contingent beneficial conversion feature, the Company recognized interest expense of $1,078,769 at the date of conversion. At the Effective Time of the Merger, the warrants to purchase shares of Series B convertible preferred stock were converted to warrants to purchase 378,836 shares of common stock at a price of $2.88 per share.

Paycheck Protection Program

On April 11, 2020, the Company entered into an original loan agreement with East West Bank as the lender for a loan in an aggregate principal amount of $2,180,300 (“PPP Loan”) pursuant to the Paycheck Protection Program under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and implemented by the U.S. Small Business Administration. The PPP Loan matures in two years and bears interest at a rate of 1% per year, with all payments deferred through the six-month anniversary of the date of the PPP Loan. Principal plus accrued unpaid interest is to be paid in one payment two years after the date of this note and may be prepaid by the Company at any time prior to maturity without penalty. The Company may apply for forgiveness of amounts due under the PPP Loan, with the amount of potential loan forgiveness to be calculated in accordance with the requirements of the CARES Act based on payroll costs, any mortgage interest payments, any covered rent payments and any covered utilities payments during the 8-24 week period after the origination date of the Loan. The Company used proceeds of the Loan for payroll and other qualifying expenses. As of December 31, 2020, the outstanding balance on the PPP Loan was $2,180,300 and has been classified as a long-term liability in notes payable in the accompanying consolidated balance sheet.

On November 19, 2020, the Company applied for forgiveness of the full principal amount. No assurance can be given that the Company will be granted forgiveness of the PPP Loan in whole or in part.